Income Taxes (Deferred) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Tax Loss Carry Forwards	$ 917	$ 853
Tax credit carry forwards	269	314
Regulatory liabilities - cost of removal	206	208
Deferred Tax Assets, Derivative Instruments	90	107
Pension and post-retirement liabilities	126	112
Deferred Tax Assets, Other	441	394
Deferred Tax Assets, Gross, Total	2,049	1,988
Deferred Tax Assets, Valuation Allowance	(163)	(105)
Deferred Tax Assets, Net of Valuation Allowance, Total	1,886	1,883
Components of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Property, Plant and Equipment	(2,591)	(2,321)
Deferred Tax Liabilities, Derivatives	(124)	(155)
Deferred Tax Liabilities, Other	(316)	(292)
Deferred Tax Liabilities, Gross, Total	(3,031)	(2,768)
Noncurrent Deferred Tax Liabilities And Assets [Abstract]
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	175	138
Deferred Tax Liabilities, Net, Noncurrent	(1,320)	(1,023)
Deferred Tax Assets (Liabilities), Net, Noncurrent, Total	$ (1,145)	$ (885)